Restatement of stock compensation expense	9 Months Ended
Sep. 30, 2021
Restatement Of Stock Compensation Expense
Restatement of stock compensation expense

Note 11 – Restatement of stock compensation expense

In calculating our stock based compensation expense for the quarter ended June 30, 2021, we identified errors in our previously issued financial statements as of June 30, 2021 related to the measurement of vested stock options. We assessed the materiality of this error in accordance with the U.S. Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin (“SAB”) No. 99, “Materiality” and SAB No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements” (“SAB 108”), using both the rollover method and the iron curtain method, as defined in SAB 108, and concluded the error were immaterial to the prior period but, if corrected in the current period, would have been material to the current quarter. Under SAB 108, such prior-period misstatements which, if corrected in the current period would be material to the current period, must be corrected by adjusting the prior-period financial statements. Correcting prior-period financial statements for such immaterial misstatements does not require previously filed reports to be amended.

For the three and six months ended June 30, 2021, correction of this error decreased our stock based compensation expense, general and administrative expenses, total operating expenses and net loss by $313,323. Loss per share decreased in the three and six months ended June 30, 2021 by $0.02 in each period, to $0.08 per share and $0.16 per share, respectively. Further, additional paid in capital and accumulated deficit at June 30, 2021 also decreased by $313,323.